Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Value of Initial Fixed $100 Investment Based On: (4)		Net Income (millions) ($)	Company-Selected Measure (millions) ($) (6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)
2024	18,352,293	25,993,075	4,781,809	6,343,860	314	159	1,254	5,262
2023	16,299,489	40,034,283	4,232,352	9,055,703	293	141	882	4,839
2022	15,452,138	16,037,507	3,993,018	3,930,345	218	105	808	4,660
2021	14,096,168	80,424,211	3,719,960	17,061,159	217	129	794	4,247
2020	12,595,105	14,851,875	3,207,410	3,623,304	104	123	267	3,605

Company Selected Measure Name	Contract Value (“CV”)
Named Executive Officers, Footnote
(1)    Mr. Hall was our PEO for each of the years presented.
(2)    During 2024 and 2023, our non-PEO NEOs consisted of Messrs. Safian, Dawkins and Hensel and Ms. Kranich.
During 2022, our non-PEO NEOs consisted of Messrs. Safian, Dawkins, Hensel and Jules P. Kaufman (our former General Counsel) and Ms. Kranich. During 2021 and 2020, our non-PEO NEOs consisted of Messrs. Safian, Dawkins and Kaufman and Ms. Kranich.

Peer Group Issuers, Footnote
(5)    The peer group used by the Company consists of the companies used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report for the fiscal year ended December 31, 2024, namely, the S&P 500 IT Services Index.

PEO Total Compensation Amount	$ 18,352,293	$ 16,299,489	$ 15,452,138	$ 14,096,168	$ 12,595,105
PEO Actually Paid Compensation Amount	$ 25,993,075	40,034,283	16,037,507	80,424,211	14,851,875
Adjustment To PEO Compensation, Footnote
(3)    “Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The Company does not have any pensions, so no adjustments have been recorded related to pension service. The tables below set forth each adjustment made during each year presented in the table to calculate the “compensation actually paid” to our NEOs during each year in the table:

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid”	for PEO (i) 2024	for Non-PEO NEOs (Average) (i) 2024
Summary Compensation Table Total Compensation	18,352,293	4,781,809
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(10,691,947)	(2,201,525)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(4,582,339)	(943,467)
Fair value of awards granted during year that remain unvested and outstanding as of covered year end	18,196,628	3,746,572
Fair value as of vest date of awards granted during year that vested during covered year	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	3,174,860	646,716
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,543,579	313,755
Deduction of fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—
Compensation Actually Paid	25,993,075	6,343,860
	(i) The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, using materially the same methodologies used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value the SAR awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including remaining vesting periods, remaining expiration periods and SAR gain levels), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 4,781,809	4,232,352	3,993,018	3,719,960	3,207,410
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,343,860	9,055,703	3,930,345	17,061,159	3,623,304
Adjustment to Non-PEO NEO Compensation Footnote
(3)    “Compensation actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The Company does not have any pensions, so no adjustments have been recorded related to pension service. The tables below set forth each adjustment made during each year presented in the table to calculate the “compensation actually paid” to our NEOs during each year in the table:

Reconciliation of Summary Compensation Table Total Compensation to “Compensation Actually Paid”	for PEO (i) 2024	for Non-PEO NEOs (Average) (i) 2024
Summary Compensation Table Total Compensation	18,352,293	4,781,809
Adjustments:
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(10,691,947)	(2,201,525)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table for the covered fiscal year	(4,582,339)	(943,467)
Fair value of awards granted during year that remain unvested and outstanding as of covered year end	18,196,628	3,746,572
Fair value as of vest date of awards granted during year that vested during covered year	—	—
Change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	3,174,860	646,716
Change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	1,543,579	313,755
Deduction of fair value as of prior year-end of awards granted prior to covered year that were forfeited during covered year	—	—
Increase based upon incremental fair value of awards modified during year	—	—
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—
Compensation Actually Paid	25,993,075	6,343,860
	(i) The fair value or incremental fair value of all incentive equity awards is determined in accordance with ASC 718, using materially the same methodologies used in determining the grant date fair value of our equity awards reflected in the Summary Compensation Table; provided, in order to properly value the SAR awards using the Black-Scholes model we use for such grant date fair value, we made appropriate adjustments to the grant date assumptions to reflect changes in the historical and implied stock price volatility, expected life (including remaining vesting periods, remaining expiration periods and SAR gain levels), dividend yield and risk-free interest rates as of each measurement date. The value of outstanding performance-based awards in the covered fiscal year is based upon the probable outcome of the performance conditions as of the last day of the fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
The following graphs provide a comparison of the Company’s five-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay Versus Performance Table with each of Company TSR, net income and CV (the Company-Selected Measure).

Compensation Actually Paid vs. Net Income
The following graphs provide a comparison of the Company’s five-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay Versus Performance Table with each of Company TSR, net income and CV (the Company-Selected Measure).

Compensation Actually Paid vs. Company Selected Measure
The following graphs provide a comparison of the Company’s five-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay Versus Performance Table with each of Company TSR, net income and CV (the Company-Selected Measure).

* Each year’s CV has been calculated using the foreign currency rates for such year.

Total Shareholder Return Vs Peer Group
The following graphs provide a comparison of the Company’s five-year cumulative TSR with that of the peer group index, as well as comparisons of “compensation actually paid” as disclosed in the Pay Versus Performance Table with each of Company TSR, net income and CV (the Company-Selected Measure).

Tabular List, Table
The following provides a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance for the most recent fiscal year. For more information, see Compensation Discussion and Analysis.

Most Important Financial Performance Measures
Contract Value (CV)
Revenue
Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)

Total Shareholder Return Amount	$ 314	293	218	217	104
Peer Group Total Shareholder Return Amount	159	141	105	129	123
Net Income (Loss)	$ 1,254,000,000	$ 882,000,000	$ 808,000,000	$ 794,000,000	$ 267,000,000
Company Selected Measure Amount	5,262,000,000	4,839,000,000	4,660,000,000	4,247,000,000	3,605,000,000
PEO Name	Mr. Hall	Mr. Hall	Mr. Hall	Mr. Hall
Additional 402(v) Disclosure
(4)    Assumes $100 was invested in our Common Stock (with the reinvestment of all dividends) from December 31, 2019 to December 31, 2024.
(6)    Contract Value (“CV”) represents the dollar value attributable to all of our subscription-related contracts. It is calculated as the annualized value of contracts in effect at a specific point in time, without regard to the duration of the contract. CV primarily includes research deliverables for which revenue is recognized on a ratable basis and other deliverables (primarily conferences tickets) included with subscription-based research products for which revenue is recognized when the deliverable is utilized.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,691,947)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,196,628
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,174,860
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,543,579
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,582,339)
PEO | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Contract Value (CV)
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,201,525)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,746,572
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	646,716
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,755
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(943,467)
Non-PEO NEO | Equity Awards Modified During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0